Average Annual Total Returns	Prospectus#1 Delaware Ivy Accumulative Fund Russell 1000® Growth Index 1 year	Prospectus#1 Delaware Ivy Accumulative Fund Russell 1000® Growth Index 5 years	Prospectus#1 Delaware Ivy Accumulative Fund Russell 1000® Growth Index 10 years	Prospectus#1 Delaware Ivy Accumulative Fund Russell 3000® Growth Index 1 year	Prospectus#1 Delaware Ivy Accumulative Fund Russell 3000® Growth Index 5 years	Prospectus#1 Delaware Ivy Accumulative Fund Russell 3000® Growth Index 10 years	Prospectus#1 Delaware Ivy Accumulative Fund Class A 1 year	Prospectus#1 Delaware Ivy Accumulative Fund Class A 5 years	Prospectus#1 Delaware Ivy Accumulative Fund Class A 10 years	Prospectus#1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions 1 year	Prospectus#1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions 5 years	Prospectus#1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions 10 years	Prospectus#1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus#1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus#1 Delaware Ivy Accumulative Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus#1 Delaware Ivy Accumulative Fund Class C 1 year	Prospectus#1 Delaware Ivy Accumulative Fund Class C 5 years	Prospectus#1 Delaware Ivy Accumulative Fund Class C 10 years	Prospectus#1 Delaware Ivy Accumulative Fund Class I 1 year	Prospectus#1 Delaware Ivy Accumulative Fund Class I 5 years	Prospectus#1 Delaware Ivy Accumulative Fund Class I 10 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund 65% MSCI ACWI Index + 35% Bloomberg Multiverse Index (USD Hedged) 1 year	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund 65% MSCI ACWI Index + 35% Bloomberg Multiverse Index (USD Hedged) 5 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund 65% MSCI ACWI Index + 35% Bloomberg Multiverse Index (USD Hedged) 10 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund MSCI ACWI Index 1 year	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund MSCI ACWI Index 5 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund MSCI ACWI Index 10 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Bloomberg Multiverse Index (USD Hedged) 1 year	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Bloomberg Multiverse Index (USD Hedged) 5 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Bloomberg Multiverse Index (USD Hedged) 10 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class A 1 year	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class A 5 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class A 10 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions 1 year	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions 5 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions 10 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions and Sales 1 year	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions and Sales 5 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class A After Taxes on Distributions and Sales 10 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class C 1 year	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class C 5 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class C 10 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class I 1 year	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class I 5 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class I 10 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class R6 1 year	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class R6 5 years	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Lifetime	Prospectus#2 Delaware Ivy Wilshire Global Allocation Fund Class R6 Inception Date
Total	(29.14%)	10.96%	14.10%	(28.97%)	10.45%	13.75%	(53.07%)	(0.79%)	6.00%	(57.60%)	(4.89%)	1.92%	(27.96%)	(0.28%)	3.98%	(50.84%)	(0.55%)	5.81%	(49.99%)	0.63%	6.88%	(15.68%)	3.83%	6.00%	(18.36%)	5.23%	7.98%	(11.17%)	0.42%	1.81%	(19.40%)	1.66%	2.92%	(21.40%)	(0.19%)	0.53%	(10.42%)	0.89%	1.36%	(16.02%)	2.03%	2.86%	(14.26%)	3.17%	3.83%	(14.29%)	none	2.84%	Feb. 26, 2018